Divestitures	9 Months Ended
Sep. 30, 2011
Divestitures

(5) Divestitures

Auto-Chlor Master Franchise and Branch Operations

In December 2007, in conjunction with its November 2005 Plan (see Note 14), the Company executed a sales agreement for its Auto-Chlor Master Franchise and substantially all of its remaining Auto-Chlor branch operations in North America, a business that marketed and sold low-energy dishwashing systems, kitchen chemicals, laundry and housekeeping products and services to foodservice, lodging, healthcare, and institutional customers, for $69,800.

The transaction closed on February 29, 2008, resulting in a net book gain of approximately $1,292 after taxes and related costs. The gain associated with these divestiture activities is included as a component of selling, general and administrative expenses in the consolidated statements of operations. In fiscal years 2010 and 2009, the Company recorded adjustments related to closing costs and pension-related settlement charges, reducing the gain by $154 and $208, respectively. Any additional post-closing adjustments are not anticipated to be significant.

Net sales associated with this business were approximately $9,882 for the fiscal year ended December 31, 2008.